Guarantor/Non-Guarantor Supplemental Financial Information - Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents	$ 138	$ 143	$ 154	$ 192	$ 255	$ 437
Trade receivables, net	147	120		114
Relocation receivables	419	378		386
Relocation properties held for sale	10	11		21
Deferred income taxes	59	66		76
Intercompany note receivable	0	0		0
Other current assets	97	88		109
Total current assets	870	806		898
Property and equipment, net	151	165		186	211
Goodwill	3,303	3,299		3,296	3,262	3,257
Trademarks	732	732		732
Franchise agreements, net	1,663	1,697		1,764
Other intangibles, net	418	439		478
Other non-current assets	225	212		215
Investments in subsidiaries	0	0		0
Total assets	7,362	7,350		7,569	7,581
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	214	184		203
Securitization obligations	267	327		331
Intercompany note payable	0	0		0
Due to former parent	76	80		104
Revolving credit facility and current portion of long-term debt	214	325		194
Accrued expenses and other current liabilities	583	520		525
Intercompany payables	0	0		0
Total current liabilities	1,354	1,436		1,357
Long-term debt	7,121	6,825		6,698
Deferred income taxes	426	421		414
Other non-current liabilities	173	167		163
Intercompany liabilities	0	0		0
Total liabilities	9,074	8,849		8,632
Total equity (deficit)	(1,712)	(1,499)		(1,063)	(972)	(731)
Total liabilities and equity (deficit)	7,362	7,350		7,569
Holdings [Member]
ASSETS
Cash and cash equivalents	0	0	0	0	0	0
Trade receivables, net	0	0		0
Relocation receivables	0	0		0
Relocation properties held for sale	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	0	0		0
Other current assets	1	0		0
Total current assets	1	0		0
Property and equipment, net	0	0		0
Goodwill	0	0		0
Trademarks	0	0		0
Franchise agreements, net	0	0		0
Other intangibles, net	0	0		0
Other non-current assets	0	0		0
Investments in subsidiaries	(1,712)	(1,499)		(1,063)
Total assets	(1,711)	(1,499)		(1,063)
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	0	0		0
Securitization obligations	0	0		0
Intercompany note payable	0	0		0
Due to former parent	0	0		0
Revolving credit facility and current portion of long-term debt	0	0		0
Accrued expenses and other current liabilities	0	0		0
Intercompany payables	1	0		0
Total current liabilities	1	0		0
Long-term debt	0	0		0
Deferred income taxes	0	0		0
Other non-current liabilities	0	0		0
Intercompany liabilities	0	0		0
Total liabilities	1	0		0
Total equity (deficit)	(1,712)	(1,499)		(1,063)
Total liabilities and equity (deficit)	(1,711)	(1,499)		(1,063)
Intermediate [Member]
ASSETS
Cash and cash equivalents	0	0	0	0	0	0
Trade receivables, net	0	0		0
Relocation receivables	0	0		0
Relocation properties held for sale	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Property and equipment, net	0	0		0
Goodwill	0	0		0
Trademarks	0	0		0
Franchise agreements, net	0	0		0
Other intangibles, net	0	0		0
Other non-current assets	0	0		0
Investments in subsidiaries	(1,712)	(1,499)		(1,063)
Total assets	(1,712)	(1,499)		(1,063)
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	0	0		0
Securitization obligations	0	0		0
Intercompany note payable	0	0		0
Due to former parent	0	0		0
Revolving credit facility and current portion of long-term debt	0	0		0
Accrued expenses and other current liabilities	0	0		0
Intercompany payables	0	0		0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Deferred income taxes	0	0		0
Other non-current liabilities	0	0		0
Intercompany liabilities	0	0		0
Total liabilities	0	0		0
Total equity (deficit)	(1,712)	(1,499)		(1,063)
Total liabilities and equity (deficit)	(1,712)	(1,499)		(1,063)
Realogy [Member]
ASSETS
Cash and cash equivalents	2	2	4	69	194	378
Trade receivables, net	0	0		0
Relocation receivables	0	0		0
Relocation properties held for sale	0	0		0
Deferred income taxes	8	14		15
Intercompany note receivable	0	0		0
Other current assets	9	8		9
Total current assets	19	24		93
Property and equipment, net	16	17		21
Goodwill	0	0		0
Trademarks	0	0		0
Franchise agreements, net	0	0		0
Other intangibles, net	0	0		0
Other non-current assets	71	68		80
Investments in subsidiaries	8,328	8,216		8,023
Total assets	8,434	8,325		8,217
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	27	22		25
Securitization obligations	0	0		0
Intercompany note payable	0	0		0
Due to former parent	76	80		104
Revolving credit facility and current portion of long-term debt	159	267		132
Accrued expenses and other current liabilities	234	202		178
Intercompany payables	2,304	2,222		1,949
Total current liabilities	2,800	2,793		2,388
Long-term debt	7,121	6,825		6,698
Deferred income taxes	(600)	(604)		(614)
Other non-current liabilities	96	83		86
Intercompany liabilities	729	727		722
Total liabilities	10,146	9,824		9,280
Total equity (deficit)	(1,712)	(1,499)		(1,063)
Total liabilities and equity (deficit)	8,434	8,325		8,217
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	86	80	80	74	24	26
Trade receivables, net	103	75		79
Relocation receivables	34	14		0
Relocation properties held for sale	10	11		21
Deferred income taxes	53	53		63
Intercompany note receivable	91	6		13
Other current assets	67	64		69
Total current assets	444	303		319
Property and equipment, net	133	145		162
Goodwill	3,303	3,299		3,296
Trademarks	732	732		732
Franchise agreements, net	1,663	1,697		1,764
Other intangibles, net	418	439		478
Other non-current assets	84	85		83
Investments in subsidiaries	206	181		152
Total assets	6,983	6,881		6,986
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	182	158		168
Securitization obligations	0	0		0
Intercompany note payable	20	19		19
Due to former parent	0	0		0
Revolving credit facility and current portion of long-term debt	50	50		55
Accrued expenses and other current liabilities	314	282		316
Intercompany payables	(2,261)	(2,203)		(1,962)
Total current liabilities	(1,695)	(1,694)		(1,404)
Long-term debt	0	0		0
Deferred income taxes	1,027	1,025		1,028
Other non-current liabilities	52	61		61
Intercompany liabilities	(729)	(727)		(722)
Total liabilities	(1,345)	(1,335)		(1,037)
Total equity (deficit)	8,328	8,216		8,023
Total liabilities and equity (deficit)	6,983	6,881		6,986
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	56	67	71	51	42	36
Trade receivables, net	44	45		35
Relocation receivables	385	364		386
Relocation properties held for sale	0	0		0
Deferred income taxes	(2)	(1)		(2)
Intercompany note receivable	20	19		19
Other current assets	20	16		31
Total current assets	523	510		520
Property and equipment, net	2	3		3
Goodwill	0	0		0
Trademarks	0	0		0
Franchise agreements, net	0	0		0
Other intangibles, net	0	0		0
Other non-current assets	70	59		52
Investments in subsidiaries	0	0		0
Total assets	595	572		575
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	11	10		12
Securitization obligations	267	327		331
Intercompany note payable	91	6		13
Due to former parent	0	0		0
Revolving credit facility and current portion of long-term debt	5	8		7
Accrued expenses and other current liabilities	35	36		31
Intercompany payables	(44)	(19)		13
Total current liabilities	365	368		407
Long-term debt	0	0		0
Deferred income taxes	(1)	0		0
Other non-current liabilities	25	23		16
Intercompany liabilities	0	0		0
Total liabilities	389	391		423
Total equity (deficit)	206	181		152
Total liabilities and equity (deficit)	595	572		575
Eliminations [Member]
ASSETS
Cash and cash equivalents	(6)	(6)	(1)	(2)	(5)	(3)
Trade receivables, net	0	0		0
Relocation receivables	0	0		0
Relocation properties held for sale	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	(111)	(25)		(32)
Other current assets	0	0		0
Total current assets	(117)	(31)		(34)
Property and equipment, net	0	0		0
Goodwill	0	0		0
Trademarks	0	0		0
Franchise agreements, net	0	0		0
Other intangibles, net	0	0		0
Other non-current assets	0	0		0
Investments in subsidiaries	(5,110)	(5,399)		(6,049)
Total assets	(5,227)	(5,430)		(6,083)
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	(6)	(6)		(2)
Securitization obligations	0	0		0
Intercompany note payable	(111)	(25)		(32)
Due to former parent	0	0		0
Revolving credit facility and current portion of long-term debt	0	0		0
Accrued expenses and other current liabilities	0	0		0
Intercompany payables	0	0		0
Total current liabilities	(117)	(31)		(34)
Long-term debt	0	0		0
Deferred income taxes	0	0		0
Other non-current liabilities	0	0		0
Intercompany liabilities	0	0		0
Total liabilities	(117)	(31)		(34)
Total equity (deficit)	(5,110)	(5,399)		(6,049)
Total liabilities and equity (deficit)	$ (5,227)	$ (5,430)		$ (6,083)